Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goose Hollow Tactical Allocation ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.73%	13.85%	2.14%